Average Annual Total Returns - Investor A, C, Institutional and Class R - BlackRock Advantage U.S. Total Market Fund, Inc.	Feb. 09, 2021
Investor A Shares
Average Annual Return:
1 Year	13.21%
5 Years	12.77%
10 Years	10.79%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.77%
5 Years	9.97%
10 Years	9.28%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.49%
5 Years	9.41%
10 Years	8.46%
Investor C Shares
Average Annual Return:
1 Year	17.58%
5 Years	13.11%
10 Years	10.64%
Institutional Shares
Average Annual Return:
1 Year	19.80%
5 Years	14.28%
10 Years	11.67%
Class R Shares
Average Annual Return:
1 Year	19.20%
5 Years	13.70%
10 Years	11.07%